Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DGI Investment Trust
Entity Central Index Key	0001843841
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	www.dgiinvest.com/bf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$157	1.47%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class A returned 6.47%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 13.79%, versus 12.90% for the blended benchmark. Since inception on December 6, 2023, the Fund has returned 11.93%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class A	13.79%	11.93%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	13.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
S&P 500 Index	22.32%	23.09%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 319,046,909
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 2,878,546
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
Class C
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class C
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	www.dgiinvest.com/bf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$236	2.22%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class C returned 6.02%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 12.93%, versus 12.90% for the blended benchmark. Since inception on December 6, 2023, the Fund has returned 11.10%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class C	12.93%	11.10%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	13.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
S&P 500 Index	22.32%	23.09%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 319,046,909
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 2,878,546
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
Class I
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information [Text Block]	You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	www.dgiinvest.com/bf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class I returned 6.60%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on December 6, 2023, the Fund has returned 12.23%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class I	14.14%	12.23%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	13.58%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.44%
S&P 500 Index	22.32%	23.09%

Performance Inception Date	Dec. 06, 2023
Net Assets	$ 319,046,909
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 2,878,546
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
Class NT
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class NT
Trading Symbol	DGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	www.dgiinvest.com/bf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class NT	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class NT returned 6.53%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on May 23, 2021, the Fund has returned 4.64%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Five Years	Since Inception (05/23/2021)
DGI Balanced Fund - Class NT	14.14%	4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%
S&P 500 Index	22.32%	13.41%	13.89%

Performance Inception Date	May 23, 2021
Net Assets	$ 319,046,909
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 2,878,546
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
Class P
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class P
Trading Symbol	DGIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	www.dgiinvest.com/bf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class P	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class P returned 6.53%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on May 23, 2021, the Fund has returned 4.64%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Five Years	Since Inception (05/23/2021)
DGI Balanced Fund - Class P	14.14%	4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%
S&P 500 Index	22.32%	13.41%	13.89%

Performance Inception Date	May 23, 2021
Net Assets	$ 319,046,909
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 2,878,546
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.
Class T
Shareholder Report [Line Items]
Fund Name	DGI Balanced Fund
Class Name	Class T
Trading Symbol	DGITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.dgiinvest.com/bf. You can also request this information by contacting us at 787-474-1993.
Additional Information Phone Number	787-474-1993
Additional Information Website	www.dgiinvest.com/bf
Expenses [Text Block]	What were the Fund's costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class T	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the DGI Balanced Fund Class T returned 6.53%, compared with 5.49% for its blended benchmark. Over the one-year period, the Fund returned 14.14%, versus 12.90% for the blended benchmark. Since inception on May 23, 2021, the Fund has returned 4.64%.

During the period, the Adviser continued to manage the Fund in accordance with its balanced investment strategy, maintaining a diversified allocation across equities and fixed-income securities. The portfolio remained focused on balancing long-term capital appreciation with income generation and capital preservation. The fixed-income allocation emphasized high-quality securities, while the equity portfolio remained broadly diversified across sectors and issuers. The Fund remains positioned within a disciplined investment framework designed to support long-term investment objectives while managing overall portfolio risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Five Years	Since Inception (05/23/2021)
DGI Balanced Fund - Class T	14.14%	4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond	12.90%	6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	0.29%
S&P 500 Index	22.32%	13.41%	13.89%

Performance Inception Date	May 23, 2021
Net Assets	$ 319,046,909
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 2,878,546
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$319,046,909
Number of Portfolio Holdings	144
Portfolio Turnover Rate (%)	6.0%
Total Advisory Fees Paid ($)	$2,878,546

Holdings [Text Block]
What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%
Asset Weighting
(% of total investments)

Largest Holdings [Text Block]
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF Trust	25.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	11.3%
iShares Russell 2000 ETF	8.1%
iShares MSCI EAFE ETF	4.5%
Vanguard FTSE Europe ETF	4.3%
iShares MSCI Emerging Markets ETF	3.4%
Vanguard FTSE Emerging Markets ETF	3.2%
Government National Mortgage Association	2.0%
United States Treasury Bill - 7/2/2026	1.6%
United States Treasury Note - 9/30/2026	1.6%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.